Submission	Jul. 23, 2025
Submission [Line Items]
Central Index Key	0001826011
Registrant Name	BANZAI INTERNATIONAL, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES